Share-based payments (Details 2) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Years ₪ / shares	Dec. 31, 2021 ILS (₪) Years ₪ / shares	Dec. 31, 2021 ILS (₪) Years $ / shares	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at date awarded	$ 1,107	₪ 23.0	₪ 23.0	$ 7,000
Parameters taken into account in the fair value calculation:
Contractual term	4
Expected rate of dividend	0.00%	0.00%	0.00%
Bottom of range
Parameters taken into account in the fair value calculation:
Share price (NIS/USD at date awarded) | (per share)	$ 0.43		₪ 2.05
Exercise price (NIS/USD unlinked) | ₪ / shares	$ 0.4	₪ 0
Expected volatility (weighted average)	94.87%	73.84%	73.84%
Contractual term		4	4
Risk-free interest rate	2.03%	0.23%	0.23%
Top of range
Parameters taken into account in the fair value calculation:
Share price (NIS/USD at date awarded) | (per share)	$ 0.51		₪ 3.53
Exercise price (NIS/USD unlinked) | ₪ / shares	$ 0.52	₪ 3.68
Expected volatility (weighted average)	100.74%	93.10%	93.10%
Contractual term		10	10
Risk-free interest rate	3.24%	1.97%	1.97%